Asset Retirement Obligations (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended				12 Months Ended
	Jun. 30, 2016	[1]	Mar. 31, 2016		Jun. 30, 2015	[1]	Mar. 31, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of period			$ 7,066				$ 6,730		$ 7,066		$ 6,730		$ 6,730		$ 4,627		$ 4,399
Additions to liabilities															1,857
Accretion expense	$ 92		$ 88	[2]	$ 84		$ 83	[2]	$ 180	[1]	$ 167	[1]	336	[3]	246	[3],[4]	228	[4]
Balance at end of period													$ 7,066		$ 6,730		$ 4,627

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.